Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 838,526	¥ 864,160	¥ 713,365
Purchase	1,552,516	1,551,555	1,521,742
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	113,814	119,725	115,188
Purchase	1,416,729	1,407,755	1,376,581
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	724,712	744,435	598,177
Purchase	¥ 135,787	¥ 143,800	¥ 145,161